Derivative liability (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)
Derivative liability
Debt instrument term	2 years
Basic interest rate		4.50%				4.50%
Additional interest rate		5.50%	5.50%
Change in fair value of derivative liability		¥ 1,015	$ 147	¥ (39)	¥ 0
Net proceeds from issuance of debt		422,765	61,295	386,635	¥ 857,110
Amortization of debt		¥ 5,824	$ 914
Amortization period		2 years	2 years
Great Lion Debt
Derivative liability
Principal amount	¥ 31,863						$ 5,000
Basic interest rate	11.00%						11.00%
Fair value of embedded derivative		¥ 1,793		1,969		$ 260
Net proceeds from issuance of debt		34,486	$ 5,000
Debt instrument, Carrying amount		89,726
Vantage Debt
Derivative liability
Principal amount	¥ 63,726						$ 10,000
Basic interest rate	22.00%						22.00%
Fair value of embedded derivative		3,497		¥ 3,894		507
Net proceeds from issuance of debt		68,972	$ 10,000
Debt instrument, Carrying amount		¥ 98,168				$ 14,233